Annual Total Returns - Fidelity® Fund [BarChart] - 06.30 Fidelity Fund Retail PRO-09 - Fidelity® Fund - Fidelity Fund-Retail Class	Aug. 29, 2022
Bar Chart Table:
Annual Return 2012	16.57%
Annual Return 2013	29.01%
Annual Return 2014	12.85%
Annual Return 2015	3.35%
Annual Return 2016	4.82%
Annual Return 2017	23.82%
Annual Return 2018	(5.24%)
Annual Return 2019	33.48%
Annual Return 2020	26.43%
Annual Return 2021	33.21%